UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [  ]  is a restatement.
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SC-BVI Partners
Address:          747 Third Avenue
                  27th Floor
                  New York, NY  10017

Form 13F File Number:  028-10394

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Neil H. Koffler
Title:            Vice President of Managing Partner
Phone:            (212)888-9100

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler          New York, NY        August 16, 2004
---------------------      -----------------    -----------------
    [Signature]              [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                                  -----------

Form 13F Information Table Entry Total:               85
                                                  -----------

Form 13F Information Table Value Total:              $45,076
                                                  -----------
                                                  (thousands)


List of Other Included Managers:

                                            NONE

                                 SC-BVI PARTNERS
                                    FORM 13F
                         FOR QUARTER ENDED June 30, 2004

                                                                                              ITEM 5:
                                          ITEM 2:                   ITEM 3:    ITEM 4:       Shares or
       ITEM 1:                           Title of                   Cusip       Fair         Principal
   Name of Issuer                         Class                     Number   Market Value      Amount
-----------------------------------------------------------------------------------------------------------------
Aames Fin Corp Conv PFD                 Cvt. Pfd.                  00253A408      85,680      33,600 SH
Aames Financial 5.5% of 3/15/06         Cvt. Sub. Debenture        00253AAE1   2,988,605   3,097,000 PRN
Arizona Star Resources Corp             Common                     04059G106     609,983     211,260 SH
Atlantic Coast Airline                  Common                     048396105     464,934      80,999 SH
Auspex System Inc                       Common                     052116100       3,013     200,880 SH
Baycorp Holdings Ltd.                   Common                     72728108      388,838      31,107 SH
Berkeley Tech Inc.                      Sponsored ADR              08437M107     158,723     634,500 SH
Breakwater Resources Ltd                Common                     106902307      83,021     270,000 SH
C1 Energy Ltd                           Common                     12617Y105     942,446     644,440 SH
Canadian Superior Energy Inc            Common                     136644101     114,514      74,360 SH
Canyon Resources Corp.                  Common                     138869300     114,075      75,000 Warrant
Canyon Resources Corp.                  Common                     138869300     926,602     245,701 SH
Centrex Inc.                            Common                     15640E103       2,970     135,000 SH
Chaus Bernard                           Common                     162510200      66,690      70,200 SH
Chief Consolidated Mining Co.           Common                     168628105      56,240     281,200 SH
Claude Resources Inc                    Common                     182873109     511,900     541,720 Warrant
Coast Dental Services Inc.              Common                     19034H201      12,432       5,290 SH
Computer Horizon Corp                   Common                     205908106   1,029,944     258,780 SH
Concord Camera Corp                     Common                     206156101     178,200      54,000 SH
Consolidated Tomoka Ld Co               Common                     210226106     377,222       9,990 SH
Constellation Copper Corp               Common                     21036T100     120,643     275,000 SH
Constellation Copper Corp               Common                     21036T100         234     137,500 Warrant
Criticare System Inc.                   Common                     226901106      80,132      26,800 SH
Crystallex Inc                          Common                     22942F101   1,419,682     574,770 SH
Defiance Mining Corp.                   Common                     244699104     104,882     304,020 SH
Del Glbl Technologies Corp.             Common                     245073101     405,480     135,160 SH
Digital Generation System               Common                     253921100      11,981       8,095 SH
Durban Roodeport Deep                   Sponsored ADR              266597301      68,040      27,000 SH
Dynatec Corp                            Common                     267934107     745,497     736,330 SH
Education Lending Group Inc.            Common                     28140A109   4,390,818     247,370 SH
El Paso Corp                            Common                     28336L109     106,380      13,500 SH
Empire Energy Corp.                     Common                     291645208      16,023      15,260 SH
Encana Corp.                            Common                     292505104     873,990      20,250 SH
Endocare Inc.                           Common                     26264P104   2,295,000     918,000 SH
ESG Re Ltd.                             Common                    000G312151     161,754     703,280 SH
Goldeye Exploration                     Common                     204386106      67,014       5,400 SH
Gulfport Energy Corp                    Common                     402635304     124,200      54,000 SH
ID Biomedical Corp.                     Common                     44936D108     244,890      27,000 SH
Integrated Telecom Exp Inc              Common                     45817U101      65,094     283,016 SH
Intervest Bancshares Corp               Common                     460927106     146,794       8,640 SH
Juina Mining Corp                       Common                     48131Q202       5,400     270,000 SH
Liberty Homes Inc.                      Common - Class B           530582303      54,000      10,800 SH
Liberty Homes Inc.                      Common - Class A           530582204      95,040      23,760 SH
Lodgian Inc                             Common                     54021P205      89,042       8,440 SH
M & F Worldwide Corp                    Common                     552541104     903,926      65,980 SH
Mairs Holding Inc                       Common                     560635104   2,033,415     249,193 SH
Manhattan Minerals Corp                 Common                     56310P101      21,839     194,130 SH
Masters Energy Inc                      Common                     576415103     231,896     129,920 SH
MDU Communication Int'l Inc             Common                     582828109   3,580,577   1,506,604 SH
MDU Communication Int'l Inc             Common                     582828109       5,184      10,800 Warrant
Merita Savings Bank                     Common                     590007100     270,540      81,000 SH
MM Companies                            Common                     55310J107     108,202      75,666 SH
Molex Inc                               Common - Class A           608554200   2,055,002      75,330 SH
Mutual Risk Mgmt Ltd.                   Common                     628351108      67,526   1,688,156 Warrant
NCRIC Group Inc                         Common                    628806P103     829,279      83,681 SH
Nevsun Resources Ltd                    Common                     64156L101     817,452     297,000 SH
New Valley Corp                         Common                     649080504     111,780      27,000 Warrant
Next Inc.                               Common                     65336T104     142,560     108,000 SH
Northgate Exploration Ltd               Common                     666416102     209,250     135,000 SH
NYFIX Inc.                              Common                     670712108     129,683      26,520 SH
Oakwood Homes                           Common                     674098207       1,936      27,650 SH
Orthodontic Center of America           Common                     68750P103     528,501      64,530 SH

                                                                                              ITEM 5:
                                          ITEM 2:                   ITEM 3:    ITEM 4:       Shares or
       ITEM 1:                           Title of                   Cusip       Fair         Principal
   Name of Issuer                         Class                     Number   Market Value      Amount
-----------------------------------------------------------------------------------------------------------------
Pacific North West Capital Corp         Common                     694916107      73,926     179,550 SH
Pacific North West Capital Corp         Common                     694916107         133      89,775 Warrant
Queenstake Resources Ltd                Common                     748314101      80,793     189,000 SH
Read Rite Corp                          Common                     755246204       8,556     855,630 SH
Riggs National Corporation              Common                     766570105     456,192      21,600 SH
Rio Alto Resources                      Common                     766893101   2,551,698   2,501,790 SH
Scpie Holding Inc                       Common                     78402P104   2,946,544     323,796 SH
Sierra Pacific Resources                Common                     826428104   3,538,967     459,010 SH
Silk Road Resources                     Common                     827101106      37,906      86,400 SH
Silk Road Resources                     Common                     827101106          33      43,200 Warrant
Simon Worldwide Inc.                    Common                     828815100      30,780     162,000 SH
St. Andrew Goldfields Ltd               Common                     787188408     177,685   1,350,000 SH
St. Andrew Goldfields Ltd               Common                     787188408       6,291     675,000 Warrant
Stone & Webster                         Common                     861572105      13,038      65,190 SH
Tahera Corp                             Common                     873786107     140,792     563,760 SH
Tahera Corp                             Common                     873786107       8,130      69,660 Warrant
Tengasco Inc                            Common                     88033R205     978,071   2,573,872 SH
Touch America Holdings                  Common                     891539108       6,318   1,053,063 SH
TXU Europe Capital I                    Preferred                  87316S203     548,273      94,857 SH
Ultimate Electronics Inc.               Common                     903849107       8,793       1,780 SH
Unifi Inc.                              Common                     904677101      38,793      13,240 SH
Universal Guardian Holding Inc          Common                     913586103       1,871       2,430 SH
Venturi Partners Inc.                   Common                     92330P102     566,014      51,223 SH
                                                                              45,076,185

                             ** TABLE CONTINUED **

                                                     ITEM 6:                                      ITEM 8:
                                                INVESTMENT DISCRETION                       VOTING AUTHORITY SHARES
                                                   (b) Shares                  ITEM 7:
       ITEM 1:                                      as Defined   (c) Shared    Managers
   Name of Issuer                        (a) Sole  in Instr. V       Other   See Instr. V  (a) Sole  (b) Shared  (c) None
-------------------------------------------------------------------------------------------------------------------------
Aames Fin Corp Conv PFD                     33,600     --             --         --          33,600     --         --
Aames Financial 5.5% of 3/15/06          3,097,000     --             --         --       3,097,000     --         --
Arizona Star Resources Corp                211,260     --             --         --         211,260     --         --
Atlantic Coast Airline                      80,999     --             --         --          80,999     --         --
Auspex System Inc                          200,880     --             --         --         200,880     --         --
Baycorp Holdings Ltd.                       31,107     --             --         --          31,107     --         --
Berkeley Tech Inc.                         634,500     --             --         --         634,500     --         --
Breakwater Resources Ltd                   270,000     --             --         --         270,000     --         --
C1 Energy Ltd                              644,440     --             --         --         644,440     --         --
Canadian Superior Energy Inc                74,360     --             --         --          74,360     --         --
Canyon Resources Corp.                      75,000     --             --         --          75,000     --         --
Canyon Resources Corp.                     245,701     --             --         --         245,701     --         --
Centrex Inc.                               135,000     --             --         --         135,000     --         --
Chaus Bernard                               70,200     --             --         --          70,200     --         --
Chief Consolidated Mining Co.              281,200     --             --         --         281,200     --         --
Claude Resources Inc                       541,720     --             --         --         541,720     --         --
Coast Dental Services Inc.                   5,290     --             --         --           5,290     --         --
Computer Horizon Corp                      258,780     --             --         --         258,780     --         --
Concord Camera Corp                         54,000     --             --         --          54,000     --         --
Consolidated Tomoka Ld Co                    9,990     --             --         --           9,990     --         --
Constellation Copper Corp                  275,000     --             --         --         275,000     --         --
Constellation Copper Corp                  137,500     --             --         --         137,500     --         --
Criticare System Inc.                       26,800     --             --         --          26,800     --         --
Crystallex Inc                             574,770     --             --         --         574,770     --         --
Defiance Mining Corp.                      304,020     --             --         --         304,020     --         --
Del Glbl Technologies Corp.                135,160     --             --         --         135,160     --         --
Digital Generation System                    8,095     --             --         --           8,095     --         --
Durban Roodeport Deep                       27,000     --             --         --          27,000     --         --
Dynatec Corp                               736,330     --             --         --         736,330     --         --
Education Lending Group Inc.               247,370     --             --         --         247,370     --         --
El Paso Corp                                13,500     --             --         --          13,500     --         --
Empire Energy Corp.                         15,260     --             --         --          15,260     --         --
Encana Corp.                                20,250     --             --         --          20,250     --         --
Endocare Inc.                              918,000     --             --         --         918,000     --         --
ESG Re Ltd.                                703,280     --             --         --         703,280     --         --
Goldeye Exploration                          5,400     --             --         --           5,400     --         --
Gulfport Energy Corp                        54,000     --             --         --          54,000     --         --
ID Biomedical Corp.                         27,000     --             --         --          27,000     --         --
Integrated Telecom Exp Inc                 283,016     --             --         --         283,016     --         --
Intervest Bancshares Corp                    8,640     --             --         --           8,640     --         --
Juina Mining Corp                          270,000     --             --         --         270,000     --         --
Liberty Homes Inc.                          10,800     --             --         --          10,800     --         --
Liberty Homes Inc.                          23,760     --             --         --          23,760     --         --
Lodgian Inc                                  8,440     --             --         --           8,440     --         --
M & F Worldwide Corp                        65,980     --             --         --          65,980     --         --
Mairs Holding Inc                          249,193     --             --         --         249,193     --         --
Manhattan Minerals Corp                    194,130     --             --         --         194,130     --         --
Masters Energy Inc                         129,920     --             --         --         129,920     --         --
MDU Communication Int'l Inc              1,506,604     --             --         --       1,506,604     --         --
MDU Communication Int'l Inc                 10,800     --             --         --          10,800     --         --
Merita Savings Bank                         81,000     --             --         --          81,000     --         --
MM Companies                                75,666     --             --         --          75,666     --         --
Molex Inc                                   75,330     --             --         --          75,330     --         --
Mutual Risk Mgmt Ltd.                    1,688,156     --             --         --       1,688,156     --         --
NCRIC Group Inc                             83,681     --             --         --          83,681     --         --
Nevsun Resources Ltd                       297,000     --             --         --         297,000     --         --
New Valley Corp                             27,000     --             --         --          27,000     --         --
Next Inc.                                  108,000     --             --         --         108,000     --         --
Northgate Exploration Ltd                  135,000     --             --         --         135,000     --         --
NYFIX Inc.                                  26,520     --             --         --          26,520     --         --
Oakwood Homes                               27,650     --             --         --          27,650     --         --
Orthodontic Center of America               64,530     --             --         --          64,530     --         --

                                                     ITEM 6:                                      ITEM 8:
                                                INVESTMENT DISCRETION                       VOTING AUTHORITY SHARES
                                                   (b) Shares                  ITEM 7:
       ITEM 1:                                      as Defined   (c) Shared    Managers
   Name of Issuer                        (a) Sole  in Instr. V       Other   See Instr. V  (a) Sole  (b) Shared  (c) None
-------------------------------------------------------------------------------------------------------------------------
Pacific North West Capital Corp            179,550     --             --         --         179,550     --         --
Pacific North West Capital Corp             89,775     --             --         --          89,775     --         --
Queenstake Resources Ltd                   189,000     --             --         --         189,000     --         --
Read Rite Corp                             855,630     --             --         --         855,630     --         --
Riggs National Corporation                  21,600     --             --         --          21,600     --         --
Rio Alto Resources                       2,501,790     --             --         --       2,501,790     --         --
Scpie Holding Inc                          323,796     --             --         --         323,796     --         --
Sierra Pacific Resources                   459,010     --             --         --         459,010     --         --
Silk Road Resources                         86,400     --             --         --          86,400     --         --
Silk Road Resources                         43,200     --             --         --          43,200     --         --
Simon Worldwide Inc.                       162,000     --             --         --         162,000     --         --
St. Andrew Goldfields Ltd                1,350,000     --             --         --       1,350,000     --         --
St. Andrew Goldfields Ltd                  675,000     --             --         --         675,000     --         --
Stone & Webster                             65,190     --             --         --          65,190     --         --
Tahera Corp                                563,760     --             --         --         563,760     --         --
Tahera Corp                                 69,660     --             --         --          69,660     --         --
Tengasco Inc                             2,573,872     --             --         --       2,573,872     --         --
Touch America Holdings                   1,053,063     --             --         --       1,053,063     --         --
TXU Europe Capital I                        94,857     --             --         --          94,857     --         --
Ultimate Electronics Inc.                    1,780     --             --         --           1,780     --         --
Unifi Inc.                                  13,240     --             --         --          13,240     --         --
Universal Guardian Holding Inc               2,430     --             --         --           2,430     --         --
Venturi Partners Inc.                       51,223     --             --         --          51,223     --         --


                              ** TABLE COMPLETE **